RULE 497 FILING

On behalf of the Goldman Sachs Absolute Return Tracker Fund, Goldman Sachs Alternative Premia Fund, Goldman Sachs Commodity Strategy Fund and the Goldman Sachs Managed Futures Strategy Fund (collectively the “Funds”), each a series of Goldman Sachs Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relate to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on February 7, 2020 (Accession No. 0001193125-20-028005), which is incorporated by reference into this Rule 497 Filing.